Royalty, Stream and Working Interests, Net	12 Months Ended
Dec. 31, 2018
Royalty, Stream and Working Interests, Net
Royalty, Stream and Working Interests, Net

Note 8 – Royalty, Stream and Working Interests, Net

a)	Royalties, Streams and Working Interests

	2018
		Accumulated
	Cost	Depletion(1)	Impairment	Carrying Value
Mineral Royalties	$1,021.4	$(571.3)	$—	$450.1
Streams	4,346.3	(1,303.3)	(75.4)	2,967.6
Energy	1,303.8	(337.2)	—	966.6
Advanced	159.9	(30.1)	—	129.8
Exploration	54.7	(12.6)	(0.6)	41.5
	$6,886.1	$(2,254.5)	$(76.0)	$4,555.6

	2017
		Accumulated
	Cost	Depletion(1)	Impairment	Carrying Value
Mineral Royalties	$1,017.0	$(530.9)	$—	$486.1
Streams	3,715.9	(1,140.5)	—	2,575.4
Energy	1,009.5	(326.8)	—	682.7
Advanced	188.1	(36.2)	—	151.9
Exploration	58.7	(15.6)	—	43.1
	$5,989.2	$(2,050.0)	$—	$3,939.2
[1]	Accumulated depletion includes previously recognized impairment charges.

	Mineral
	Royalties	Streams	Energy	Advanced	Exploration	Total
Balance at January 1, 2017	$488.0	$2,502.2	$448.9	$188.8	$40.4	$3,668.3
Acquisitions	—	265.8	232.7	—	1.0	499.5
Transfers	42.1	—	—	(43.2)	1.1	-
Depletion	(52.3)	(192.6)	(23.0)	(1.0)	—	(268.9)
Impact of foreign exchange	8.3	—	24.1	7.3	0.6	40.3
Balance at December 31, 2017	$486.1	$2,575.4	$682.7	$151.9	$43.1	$3,939.2

Acquisitions (Note 4)	0.5	630.4	354.5	1.8	1.4	988.6
Transfers	16.4	—	—	(16.4)	—	—
Impairments	—	(75.4)	—	—	(0.6)	(76.0)
Depletion	(42.5)	(162.8)	(37.3)	(1.1)	(0.2)	(243.9)
Impact of foreign exchange	(10.4)	—	(33.3)	(6.4)	(2.2)	(52.3)
Balance at December 31, 2018	$450.1	$2,967.6	$966.6	$129.8	$41.5	$4,555.6

Of the total net book value as at December 31, 2018,  $2,233.0 million (2017 - $2,410.6 million) is depletable and $2,322.6 million (2017 - $1,528.6 million) is non-depletable.

b)	Impairments of Royalties, Streams and Working Interests

The Company recorded impairment charges for the year ended December 31, 2018, as summarized in the following table:

	2018	2017
Royalty, stream and working interests, net:
Sudbury assets
Levack-Morrison	$54.4	$—
Podolsky	21.0	—
McCreedy	—	—
Exploration assets	0.6	—
Total impairment losses	$76.0	$—

Sudbury assets

The Company’s Sudbury assets comprise the Levack-Morrison, Podolsky and McCreedy streams. The mines are operated by KGHM International Ltd. (“KGHM”). As a result of KGHM’s ongoing optimization of the multi-year plan of operating activities in the Sudbury Basin, KGHM decided to halt the extraction of ore from the Levack-Morrison deposit, and recommence production at the McCreedy mine. The Company was notified of KGHM’s intentions in December 2018. As KGHM’s optimization plan encompasses all of the Sudbury assets, management considered the announcement to be an indicator of impairment for all three assets, and performed an impairment assessment for each affected asset. Each asset is considered a separate CGU for impairment purposes.

The FVLCD for the Sudbury assets was determined by calculating the net present value (“NPV”) of the estimated future cash flows generated by the expected remaining mining of gold and platinum group metals at each of the stream assets. The estimates of future cash flows were derived from the life of mine plans prepared by the operator. Based on observable market or publicly available data, the Company’s management made assumptions of future commodity prices to estimate future revenues. The future cash flows were discounted using an after-tax discount rate which reflects specific market risk factors associated with the Sudbury assets. The Company estimated the recoverable amount of its Levack-Morrison, Podolsky and McCreedy interests to be $3.6 million, nil, and $11.0 million, respectively.

The key assumptions in the impairment assessment consisted of the estimated number of remaining ounces to be mined at each asset, with no value assigned to resources beyond proven and probable reserves. For 2019, the Company used prices averaging $1,284,  $864 and $1,184, per ounce of gold, platinum and palladium, respectively. For 2020, the Company used prices averaging $1,318,  $931 and $1,137, per ounce of gold, platinum and palladium, respectively. The Company also used a discount rate of 5%. The Company also performed sensitivity analyses on these key assumptions that impact the impairment calculations, by applying a change of 10% on the estimated number of ounces to be mined, 10% on the gold price assumption and a change of 300 basis points for the discount rate assumption. These sensitivity analyses did not result in a significant change in the estimated recoverable amount and impairment charge.

Exploration assets

The Company was notified, pursuant to various royalty agreements, that the explorer/developer had abandoned tenements, concessions or ground which was subject to royalty rights held by the Company. In these circumstances, the Company wrote-off the carrying value of the associated exploration assets to nil. For the year ended December 31, 2018, the total amount written off was $0.6 million.